Operating Leases (Details)	12 Months Ended
Dec. 31, 2024 USD ($) ft²
August 2017 to August 2022 [Member]
Operating Leases [Line Items]
Total commitment	$ 155,000
August 7, 2022 to August 6, 2023 [Member]
Operating Leases [Line Items]
Total commitment	$ 43,000
Renewal term	1 year
September 7, 2023 to August 7, 2025 [Member]
Operating Leases [Line Items]
Total commitment	$ 87,000
Discount rate description	The Company has utilized the bank loan interest rate as the discount rate for this transaction.
May 2020 to April 2027 [Member]
Operating Leases [Line Items]
Total commitment	$ 396,000
Discount rate description	The Company has utilized the bank loan interest rate as the discount rate for this transaction.
Area of warehouse (in Square Feet) | ft²	3,654
January 2022 to July 2026 [Member]
Operating Leases [Line Items]
Total commitment	$ 9,000
Renewal term	2 years
Discount rate description	The Company uses the bank loan interest rate as the discount rate.
November 1, 2024, to October 31, 2026 [Member]
Operating Leases [Line Items]
Total commitment	$ 7,000
Discount rate description	The Company uses the bank loan interest rate as the discount rate.